UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630)-765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.

Item 1. Reports to Shareholders.

(a)	Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust WCM Focused Global Growth Fund
WCMGX |Institutional Class
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This semi-annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WCMGX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Institutional Class	$50	0.94%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$788,880,459
Total number of portfolio holdings	37
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp.	7.0%
3i Group PLC	4.8%
SAAB AB	4.8%
Amazon.com, Inc.	4.6%
Siemens Energy AG	4.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.2%
Sea Ltd., ADR	4.1%
Robinhood Markets, Inc., Class A	3.8%
NVIDIA Corp.	3.5%
Microsoft Corp.	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/WCMGX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM Focused Global Growth Fund (WCMGX)

First Trust WCM Focused Global Growth Fund
WFGGX |Investor Class
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This semi-annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WFGGX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Investor Class	$67	1.26%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$788,880,459
Total number of portfolio holdings	37
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp.	7.0%
3i Group PLC	4.8%
SAAB AB	4.8%
Amazon.com, Inc.	4.6%
Siemens Energy AG	4.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.2%
Sea Ltd., ADR	4.1%
Robinhood Markets, Inc., Class A	3.8%
NVIDIA Corp.	3.5%
Microsoft Corp.	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/WFGGX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM Focused Global Growth Fund (WFGGX)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Series Fund (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust WCM Focused Global Growth Fund

Semi-Annual Financial Statements and Other Information
For the Six Months Ended
June 30, 2025

Table of Contents
First Trust WCM Focused Global Growth Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust WCM Focused Global Growth Fund (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

First Trust WCM Focused Global Growth Fund
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) – 102.4%
	Canada – 1.8%
74,693	Waste Connections, Inc.	$13,946,677
	Cayman Islands – 8.1%
722,300	Meituan, Class B (HKD) (c) (d) (e)	11,529,269
208,319	Sea Ltd., ADR (c)	33,318,541
302,600	Tencent Holdings Ltd. (HKD)	19,389,652
		64,237,462
	Denmark – 1.5%
173,430	Novo Nordisk A.S., Class B (DKK)	12,037,076
	Germany – 7.4%
95,673	Heidelberg Materials AG (EUR)	22,477,618
313,285	Siemens Energy AG (EUR) (c)	36,187,480
		58,665,098
	India – 2.5%
588,945	ICICI Bank, Ltd., ADR	19,812,110
	Ireland – 2.3%
38,151	Linde PLC	17,899,686
	Japan – 3.2%
260,700	Nintendo Co., Ltd. (JPY)	25,127,711
	Netherlands – 3.7%
8,606	Adyen N.V. (EUR) (c) (d) (e)	15,798,183
27,334	Ferrari N.V. (EUR)	13,397,623
		29,195,806
	Spain – 1.1%
427,562	Puig Brands S.A. (EUR)	8,441,118
	Sweden – 4.8%
688,121	SAAB AB (SEK)	38,374,007
	Taiwan – 4.3%
928,000	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	33,673,833
	United Kingdom – 13.2%
685,075	3i Group PLC (GBP)	38,743,170
95,743	AstraZeneca PLC (GBP)	13,299,869
984,519	BAE Systems PLC (GBP)	25,494,161
1,991,270	Rolls-Royce Holdings PLC (GBP)	26,447,573
		103,984,773
	United States – 48.5%
168,034	Amazon.com, Inc. (c)	36,864,979
161,247	AppLovin Corp. (c)	56,449,350
70,226	Arthur J. Gallagher & Co.	22,480,747
268,633	Corteva, Inc.	20,021,218
74,156	Freshpet, Inc. (c)	5,039,642
16,829	GE Vernova, Inc.	8,905,065
67,458	General Electric Co.	17,363,015
Shares	Description	Value

	United States (Continued)
98,620	GoDaddy, Inc., Class A (c)	$17,757,517
119,563	Illumina, Inc. (c)	11,407,506
46,889	LPL Financial Holdings, Inc.	17,581,968
27,535	McKesson Corp.	20,177,097
56,056	Microsoft Corp.	27,882,815
178,006	NVIDIA Corp.	28,123,168
67,534	Reinsurance Group of America, Inc.	13,396,044
325,333	Robinhood Markets, Inc., Class A (c)	30,460,929
35,352	UnitedHealth Group, Inc.	11,028,763
33,730	Vertex Pharmaceuticals, Inc. (c)	15,016,596
63,079	Visa, Inc., Class A	22,396,199
		382,352,618
	Total Investments – 102.4%	807,747,975
	(Cost $572,179,055)
	Net Other Assets and Liabilities – (2.4)%	(18,867,516)
	Net Assets – 100.0%	$788,880,459

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Currency Exposure Diversification	% of Total Investments
USD	57.9%
GBP	12.9
EUR	11.9
SEK	4.7
TWD	4.2
HKD	3.8
JPY	3.1
DKK	1.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$807,747,975	$807,747,975	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$ 807,747,975
Foreign currency	85,399
Receivables:
Fund shares sold	63,110,054
Dividends	520,597
Reclaims	291,458
Prepaid expenses	48,075
Total Assets	871,803,558
LIABILITIES:
Due to custodian	17,424,984
Payables:
Fund shares redeemed	64,852,225
Investment advisory fees	572,354
Administrative fees	26,887
Audit and tax fees	10,977
Custodian fees	9,741
Legal fees	9,376
12b-1 distribution and service fees	5,479
Trustees’ fees and expenses	4,598
Shareholder reporting fees	2,628
Registration fees	1,315
Financial reporting fees	742
Other liabilities	1,793
Total Liabilities	82,923,099
NET ASSETS	$788,880,459
NET ASSETS consist of:
Paid-in capital	$ 540,074,864
Par value	253,100
Accumulated distributable earnings (loss)	248,552,495
NET ASSETS	$788,880,459
Investments, at cost	$572,179,055
Foreign currency, at cost (proceeds)	$84,880
Institutional Shares:
Net asset value and redemption price per share (Based on net assets of $763,197,704 and 24,463,241 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$31.20
Investor Shares:
Net asset value and redemption price per share (Based on net assets of $25,682,755 and 846,718 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$30.33
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Statement of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$ 3,135,243
Foreign withholding tax	(210,179)
Total investment income	2,925,064
EXPENSES:
Investment advisory fees	2,916,323
Administrative fees	153,195
Transfer agent fees	40,751
12b-1 distribution and/or service fees:
Investor Class	35,163
Registration fees	26,694
Shareholder reporting fees	22,693
Audit and tax fees	22,454
Legal fees	21,857
Commitment and administrative agency fees	12,584
Trustees’ fees and expenses	9,229
Custodian fees	5,069
Financial reporting fees	4,596
Other	2,177
Total expenses	3,272,785
NET INVESTMENT INCOME (LOSS)	(347,721)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	23,566,877
Foreign currency transactions	(70,940)
Net realized gain (loss)	23,495,937
Net change in unrealized appreciation (depreciation) on:
Investments	78,969,878
Foreign currency translation	42,338
Net change in unrealized appreciation (depreciation)	79,012,216
NET REALIZED AND UNREALIZED GAIN (LOSS)	102,508,153
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 102,160,432
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Statements of Changes in Net Assets

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$ (347,721)	$ (1,649,117)
Net realized gain (loss)	23,495,937	48,815,948
Net change in unrealized appreciation (depreciation)	79,012,216	85,630,305
Net increase (decrease) in net assets resulting from operations	102,160,432	132,797,136
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Institutional Class Shares	(8,061,501)	(24,785,476)
Investor Class Shares	(229,034)	(1,297,669)
Total distributions to shareholders from investment operations	(8,290,535)	(26,083,145)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	359,638,026	143,629,705
Proceeds from shares reinvested	8,149,403	25,969,803
Cost of shares redeemed	(231,994,881)	(143,882,424)
Net increase (decrease) in net assets resulting from capital transactions	135,792,548	25,717,084
Total increase (decrease) in net assets	229,662,445	132,431,075
NET ASSETS:
Beginning of period	559,218,014	426,786,939
End of period	$788,880,459	$559,218,014
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Financial Highlights
For a Share outstanding throughout each period

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,		For the Period May 1, 2022 through December 31, 2022 (a)	Year Ended April 30,
Institutional Class Shares		2024	2023		2022	2021	2020
Net asset value, beginning of period	$ 27.33	$ 21.85	$ 17.28	$ 19.33	$ 25.70	$ 17.63	$ 16.87
Income from investment operations:
Net investment income (loss) (b)	(0.01)	(0.08)	(0.03)	(0.01)	(0.13)	(0.09)	(0.01)
Net realized and unrealized gain (loss)	4.19	6.90	4.60	(1.44)	(3.60)	8.99	1.09
Total from investment operations	4.18	6.82	4.57	(1.45)	(3.73)	8.90	1.08
Distributions paid to shareholders from:
Net investment income	(0.04)	(0.21)	—	—	—	—	—
Net realized gain	(0.27)	(1.13)	—	(0.60)	(2.64)	(0.83)	0.32
Total distributions	(0.31)	(1.34)	—	(0.60)	(2.64)	(0.83)	(0.32)
Net asset value, end of period	$31.20	$27.33	$21.85	$17.28	$19.33	$25.70	$17.63
Total return (c)	15.35%	31.03%	26.45%	(7.55)% (d)	(17.09)%	50.89%	6.38%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$ 763,198	$ 530,615	$ 387,992	$ 277,438	$ 438,016	$ 468,073	$ 245,101
Ratio of total expenses to average net assets	0.94% (e)	1.08%	1.14% (f)	1.19% (e)	1.15%	1.19%	1.27%
Ratio of net expenses to average net assets	0.94% (e)	1.03%	1.05% (f)	1.05% (e)	1.05%	1.05%	1.05% (g)
Ratio of net investment income (loss) to average net assets	(0.09)% (e)	(0.31)%	(0.14)%	(0.12)% (e)	(0.53)%	(0.41)%	(0.07)%
Portfolio turnover rate	28%	43%	32%	36% (d)	44%	56%	37%

(a)	Fiscal year end changed to December 31, effective December 14, 2022.
(b)	Based on average shares outstanding.
(c)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Not annualized.
(e)	Annualized.
(f)	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.00% for the year ended December 31, 2023.
(g)
Effective May 1, 2019, the investment advisor to the Predecessor Fund has contractually agreed to limit the annual operating expenses to 1.05%. Prior to May 1, 2019, the investment advisor to the Predecessor Fund had contractually agreed to limit the annual operating expenses to 1.15%.

See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,		For the Period May 1, 2022 through December 31, 2022 (a)	Year Ended April 30,
Investor Class Shares		2024	2023		2022	2021	2020
Net asset value, beginning of period	$ 26.59	$ 21.29	$ 16.88	$ 18.93	$ 25.28	$ 17.39	$ 16.68
Income from investment operations:
Net investment income (loss) (b)	(0.06)	(0.15)	(0.07)	(0.04)	(0.19)	(0.15)	(0.05)
Net realized and unrealized gain (loss)	4.08	6.72	4.48	(1.41)	(3.52)	8.87	1.08
Total from investment operations	4.02	6.57	4.41	(1.45)	(3.71)	8.72	1.03
Distributions paid to shareholders from:
Net investment income	(0.01)	(0.14)	—	—	—	—	—
Net realized gain	(0.27)	(1.13)	—	(0.60)	(2.64)	(0.83)	(0.32)
Total distributions	(0.28)	(1.27)	—	(0.60)	(2.64)	(0.83)	(0.32)
Net asset value, end of period	$30.33	$26.59	$21.29	$16.88	$18.93	$25.28	$17.39
Total return (c)	15.15%	30.67%	26.13%	(7.71)% (d)	(17.30)%	50.55%	6.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 25,683	$ 28,603	$ 38,795	$ 12,943	$ 16,396	$ 21,378	$ 8,865
Ratio of total expenses to average net assets	1.26% (e)	1.35%	1.39% (f)	1.44% (e)	1.40%	1.44%	1.50%
Ratio of net expenses to average net assets	1.26% (e)	1.30%	1.30% (f)	1.30% (e)	1.30%	1.30%	1.28% (g)
Ratio of net investment income (loss) to average net assets	(0.46)% (e)	(0.59)%	(0.39)%	(0.37)% (e)	(0.78)%	(0.66)%	(0.30)%
Portfolio turnover rate	28%	43%	32%	36% (d)	44%	56%	37%

(a)	Fiscal year end changed to December 31, effective December 14, 2022.
(b)	Based on average shares outstanding.
(c)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Not annualized.
(e)	Annualized.
(f)	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.00% for the year ended December 31, 2023.
(g)
Effective May 1, 2019, the investment advisor to the Predecessor Fund has contractually agreed to limit the annual operating expenses to 1.30%. Prior to May 1, 2019, the investment advisor to the Predecessor Fund had contractually agreed to limit the annual operating expenses to 1.40%.

See Notes to Financial Statements

Notes to Financial Statements
First Trust WCM Focused Global Growth Fund
June 30, 2025 (Unaudited)
1. Organization
First Trust WCM Focused Global Growth Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares: Institutional Class and Investor Class. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing in the equity securities of companies located throughout the world, including the United States. Under normal market conditions, the Fund invests at least 40% of its net assets in companies organized, headquartered or doing a substantial amount of business outside the United States, including emerging and frontier market countries.The Fund’s sub-advisor, WCM Investment Management, LLC (“WCM Investment Management” or the “Sub-Advisor”), considers a company to be located in a country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets or production capacities in, the country. The Sub-Advisor considers a company that has at least 50% of its assets, or derives at least 50% of its revenues from business, outside the United States as doing a substantial amount of business outside the United States.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
June 30, 2025 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
June 30, 2025 (Unaudited)
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended December 31, 2024, was as follows:
Distributions paid from:
Ordinary income	$4,014,368
Capital gains	22,068,777
Return of capital	—

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
June 30, 2025 (Unaudited)
As of December 31, 2024, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$7,827,726
Undistributed capital gains	434,432
Total undistributed earnings	8,262,158
Accumulated capital and other losses	—
Net unrealized appreciation (depreciation)	146,420,440
Total accumulated earnings (losses)	154,682,598
Other	—
Paid-in capital	404,535,416
Total net assets	$559,218,014
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, the Fund had no non-expiring capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable periods ended April 30, 2021 and 2022, and December 31, 2022, 2023 and 2024 remain open to federal and state audit. As of June 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
At the taxable year ended December 31, 2024, the Fund’s capital loss carryforward was utilized in the amount of $15,480,232.
As of June 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$572,179,055	$259,790,282	$(24,221,362)	$235,568,920
F. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
June 30, 2025 (Unaudited)
its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.85% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
WCM Investment Management serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly sub-advisory fee equal to 50% of the monthly management fee paid to First Trust, less the Sub-Advisor’s share of Fund expenses. The sub-advisory fee is paid by First Trust out of its investment advisory fee.
First Trust and the Sub-Advisor have agreed to waive fees and/or reimburse Fund expenses to the extent necessary, through March 1, 2027, to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.05% of the average daily net assets of any class of shares of the Fund. Fees waived or expenses borne by the Fund’s investment advisor and sub-advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations.
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNY”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of the Fund’s assets. BNY IS and BNY are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Reorganization
Effective October 7, 2024, the Fund acquired all of the assets and assumed all of the liabilities of WCM Focused Global Growth Fund (the “Predecessor Fund”) pursuant to an agreement and plan of reorganization approved by the Board of Trustees of the Fund on June 3, 2024. The Predecessor Fund is the accounting survivor. As a result, the historical information received from the Predecessor Fund was carried forward to the Fund for U.S. GAAP and tax purposes.
Under the terms of reorganization, which was tax-free, the assets of the Predecessor Fund were assumed by the Fund. The shareholders of the Predecessor Fund received shares of the Fund with a value equal to the aggregate net asset value of the shares of the Predecessor Fund held by them.

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
June 30, 2025 (Unaudited)
5. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Institutional Class	12,346,590	$351,830,584	5,278,555	$134,657,913
Investor Class	280,037	7,807,442	366,382	8,971,792
Total Sales	12,626,627	$359,638,026	5,644,937	$143,629,705
Dividend Reinvestment:
Institutional Class	266,728	$7,921,836	880,099	$24,677,981
Investor Class	7,880	227,567	47,354	1,291,822
Total Dividend Reinvestment	274,608	$8,149,403	927,453	$25,969,803
Redemptions:
Institutional Class	(7,567,350)	$ (217,140,087)	(4,498,230)	$ (116,012,377
Investor Class	(517,071)	(14,854,794)	(1,159,892)	(27,870,047)
Total Redemptions	(8,084,421)	$ (231,994,881)	(5,658,122)	$ (143,882,424)
6. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 2025, were $347,887,869 and $189,444,395, respectively.
7. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Investor Class of the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Institutional Class has no 12b-1 fees.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
Effective July 1, 2025, the flat annual fee for fund reporting services that First Trust provides to the Fund increased to $10,000 from $9,250.

Other Information
First Trust WCM Focused Global Growth Fund
June 30, 2025 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended June 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended June 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Series Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 5, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 5, 2025

* Print the name and title of each signing officer under his or her signature.